Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,742,634.03
Total Fee Amount	12,418.60
Total Offset Amount	0.00
Net Fee	$ 12,418.60
Offering Table N/A
Offset Table N/A	N/A